Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares - Limited Partnership units [Member] - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of units	36,952,627	37,526,853
Stated value	$ 90,491	$ 112,852
Class A and Class B LP Units [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of units	18,854,265	19,428,491
Stated value	$ 51,598	$ 53,169
Class C LP Units [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of units	18,098,362	18,098,362
Stated value	$ 38,893	$ 59,683